Fair Value Measurement (Narrative) (Details) - Solid Concepts Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gain due to revaluation of the deferred payments in connection with acquisition	$ 100	$ 6,200
Unrealized gain due to revaluation of the deferred payments in connection with acquisition	$ 700	$ 17,500